Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Detail)	12 Months Ended
	Mar. 31, 2020 USD ($) claim	Mar. 31, 2019 USD ($) claim	Mar. 31, 2018 USD ($) claim	Mar. 31, 2017 USD ($) claim	Mar. 31, 2016 USD ($) claim	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2017 AUD ($)	Mar. 31, 2016 AUD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	332	336	352	426	494
Number of new claims	657	568	562	557	577
Number of closed claims	596	572	578	631	645
Number of open claims at end of period	393	332	336	352	426
Average settlement amount per settled claim	$ 189,000	$ 191,000	$ 196,000	$ 168,000	$ 183,000	$ 277,000	$ 262,000	$ 253,000	$ 224,000	$ 248,000
Average settlement amount per case closed	$ 167,000	$ 171,000	$ 168,000	$ 126,000	$ 161,000	$ 245,000	$ 234,000	$ 217,000	$ 168,000	$ 219,000